Related Party Transactions - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares	71.00%
3 Times Square Associates LLC [Member] | Capital Contribution [Member]
Disclosure of transactions between related parties [Line Items]
Increase in investments	$ 7